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                          MORGAN STANLEY UTILITIES FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                           May 3, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Utilities Fund
     File Number - 33-18983
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 27, 2005.


                                                Very truly yours,
                                                /s/ Joseph Benedetti
                                                ----------------------
                                                Joseph Benedetti
                                                Assistant Secretary



cc:  Amy R. Doberman